Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary Of Basic And Diluted Earnings Loss Per Share

Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Loss for the year	(151,792)	(112,071)	(62,800)
Dilutive effects on earnings per share	—	—	—
Total loss for basic and diluted earnings per share	(151,792)	(112,071)	(62,800)

Number of shares	December 31, 2024	December 31, 2023	December 31, 2022
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	231,233	187,679	163,367

(In Euros)	December 31, 2024	December 31, 2023	December 31, 2022
Basic and diluted losses per share	(0.66)	(0.60)	(0.38)